CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUE	$ 601,161	$ 330,122	$ 192,670
Commodity risk management contracts	16,173	(15,448)	(2,554)
Production and operating costs	(174,260)	(98,987)	(67,235)
Geological and geophysical expenses	(13,951)	(7,694)	(10,282)
Administrative expenses	(52,074)	(42,054)	(34,170)
Selling expenses	(4,023)	(1,136)	(4,222)
Depreciation	(92,240)	(74,885)	(75,774)
Write-off of unsuccessful exploration efforts	(26,389)	(5,834)	(31,366)
Impairment loss reversed for non-financial assets	4,982	0	5,664
Other expenses	(2,887)	(5,088)	(1,344)
OPERATING PROFIT (LOSS)	256,492	78,996	(28,613)
Financial expenses	(39,321)	(53,511)	(36,229)
Financial income	3,059	2,016	2,128
Foreign exchange (loss) gain	(11,323)	(2,193)	13,872
PROFIT (LOSS) BEFORE INCOME TAX	208,907	25,308	(48,842)
Income tax expense	(106,240)	(43,145)	(11,804)
PROFIT (LOSS) FOR THE YEAR	102,667	(17,837)	(60,646)
Attributable to:
Owners of the Company	72,415	(24,228)	(49,092)
Non-controlling interest	$ 30,252	$ 6,391	$ (11,554)
Earnings (Losses) per share (in US$) for profit (loss) attributable to owners of the Company. Basic	$ 1.19	$ (0.40)	$ (0.82)
Earnings (Losses) per share (in US$) for profit (loss) attributable to owners of the Company. Diluted	$ 1.11	$ (0.40)	$ (0.82)